Accounts receivable	12 Months Ended
Sep. 30, 2020
Accounts receivable
Accounts receivable

Note 3 — Accounts receivable

Accounts receivable consisted of the following:

	September 30,	September 30,
	2020	2019
Accounts receivable - trade	$10,952,237	$13,824,937
Accounts receivable - related party	—	2,654
Accounts receivable	10,952,237	13,827,591
Less: allowance for doubtful accounts	(194,118)	—
Accounts receivable	$10,758,119	$13,827,591

Allowance for doubtful accounts of $194,118 was made for certain accounts receivable as of September 30, 2020. No allowance for doubtful accounts was deemed necessary for the years ended September 30, 2019 and 2018 as the Company considered all of the accounts receivable fully collectible. The Company’s accounts receivable primarily includes balance due from customers when the Company’s products are sold and delivered to customers.  $8,325,622, or 76% of the September 30, 2020 balance has been subsequently collected as of January 27, 2021. The Company expects to collect the remaining balance of accounts receivable by March 2021.